GOODWILL - Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Goodwill [Roll Forward]
Goodwill	$ 177,571		$ 329,589
Loss on impairment of goodwill	(152,018)	$ 0
Obagi Medical
Goodwill [Roll Forward]
Goodwill	62,459		194,517
Loss on impairment of goodwill	(132,058)
Milk Makeup
Goodwill [Roll Forward]
Goodwill	115,112		$ 135,072
Loss on impairment of goodwill	$ (19,960)